SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 77.9%
Angola — 2.6%
$296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	$298,623
930,000	Angolan Government International Bond, EMTN, 9.13%, 11/26/49(a)	870,830
300,000	Angolan Government International Bond, EMTN, 9.24%, 1/15/31(a)	310,546
1,225,000	Angolan Government International Bond, EMTN, 9.38%, 3/31/33(a)	1,250,745
680,000	Angolan Government International Bond, EMTN, 9.88%, 10/15/35(a)	708,740
370,000	Angolan Government International Bond, EMTN, 9.88%, 3/31/37(a)	380,907
		3,820,391
Argentina — 4.8%
3,268,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	2,446,471
2,897,000	Argentine Republic Government International Bond, 5.00%, 1/9/38	2,415,582
1,652,505	Provincia de Buenos Aires/Government Bonds, EMTN, 6.63%, 9/1/37(a)	1,362,912
384,000	Provincia de Cordoba, 9.75%, 7/2/32(a)	409,323
400,000	Provincia del Chubut Argentina, 9.45%, 4/29/36(b)	427,430
		7,061,718
Armenia — 0.5%
740,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	775,061

Bahrain — 1.4%
400,000	Bahrain Government International Bond, 6.63%, 10/6/37(a)	376,461
1,668,000	Bahrain Government International Bond, 7.13%, 6/10/36(b)	1,648,823
		2,025,284
Benin — 0.2%
295,000	Benin Government International Bond, 8.38%, 1/23/41(a)	318,566

Brazil — 1.1%
663,000(c)	Brazilian Government International Bond, 4.88%, 4/23/33	760,499
210,000	Brazilian Government International Bond, 7.13%, 5/13/54	211,054
685,000	Brazilian Government International Bond, 7.25%, 1/12/56	687,658
		1,659,211
Bulgaria — 0.4%
590,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	574,937

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Cameroon — 0.5%
$270,000	Republic of Cameroon International Bond, Series 7Y, 8.88%, 1/30/33(a)	$265,572
385,000	Republic of Cameroon International Bond, Series 7Y, 9.50%, 7/31/31(a)	388,090
		653,662
Chile — 1.1%
400,000	Chile Government International Bond, 3.10%, 1/22/61	250,936
744,000(c)	Chile Government International Bond, 3.88%, 4/14/36	850,080
700,000	Chile Government International Bond, 4.00%, 1/31/52	550,888
		1,651,904
Colombia — 6.7%
5,143,000,000(d)	Bogota Distrito Capital, 13.14%, 11/5/35(b)	1,504,737
1,160,000	Colombia Government International Bond, 3.25%, 4/22/32	1,005,233
144,000(c)	Colombia Government International Bond, 4.50%, 11/26/30	164,850
526,000(c)	Colombia Government International Bond, 5.63%, 2/19/36	596,968
410,000	Colombia Government International Bond, 6.13%, 1/21/31	414,665
691,000	Colombia Government International Bond, 6.50%, 1/21/33	701,102
1,105,000	Colombia Government International Bond, 7.75%, 11/7/36	1,204,760
1,137,000	Colombia Government International Bond, 8.00%, 11/14/35	1,251,613
10,087,000,000(d)	Colombian TES, Series B, 12.50%, 2/27/30	2,968,081
		9,812,009
Congo — 0.4%
210,000	Congolese International Bond, Series 7Y, 9.50%, 2/17/35(a)	205,279
341,000	DRC International Bond, 9.50%, 4/16/37(a)	355,800
		561,079
Costa Rica — 0.5%
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	732,923

Dominican Republic — 1.4%
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	500,614
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(a)	811,476
39,050,000(e)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	721,640
		2,033,730
Ecuador — 2.8%
176,969	Ecuador Government International Bond, 5.00%, 7/31/40(a)	148,077
2,632,075	Ecuador Government International Bond, 6.90%, 7/31/35(a)	2,411,653
670,000	Ecuador Government International Bond, 8.75%, 1/29/34(b)	675,076
800,000	Ecuador Government International Bond, 9.25%, 1/29/39(b)	819,661
		4,054,467

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Egypt — 2.3%
$200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	$199,363
1,667,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	1,525,586
502,000	Egypt Government International Bond, MTN, 8.50%, 1/31/47(a)	490,445
38,975,000(f)	Egypt Treasury Bills, Series entm, EMTN, 0.00%, 9/24/26(g)	747,323
395,000	Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/7/32(a)	414,571
		3,377,288
El Salvador — 0.8%
824,000	El Salvador Government International Bond, Series RegS, 4.00%, 4/17/30(a)	31,039
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	548,152
545,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	623,593
		1,202,784
Ghana — 0.6%
25,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(g)	25,000
323,750	Ghana Government International Bond, 5.00%, 7/3/29(a)	318,849
633,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	586,811
		930,660
Guatemala — 1.1%
298,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	306,052
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	723,479
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	506,106
		1,535,637
Hungary — 1.6%
360,000	Hungary Government International Bond, 5.50%, 3/26/36(a)	361,412
449,000	Hungary Government International Bond, 6.00%, 9/26/35(a)	467,834
331,000	Hungary Government International Bond, 6.25%, 9/22/32(a)	350,149
1,085,000	Hungary Government International Bond, 6.75%, 9/23/55(a)	1,182,746
		2,362,141
India — 0.6%
905,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	917,945

Indonesia — 1.5%
1,035,000	Indonesia Government International Bond, 3.35%, 3/12/71	632,266
605,000(c)	Indonesia Government International Bond, 4.46%, 3/4/38	671,980
510,000(c)	Indonesia Government International Bond, 4.97%, 3/4/46	568,856
240,000	Indonesia Government International Bond, 5.69%, 5/29/36	245,045
		2,118,147

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Ivory Coast — 0.7%
$720,000	Ivory Coast Government International Bond, 6.75%, 2/25/41(a)	$697,449
300,000	Ivory Coast Government International Bond, 8.08%, 4/1/36(a)	328,095
		1,025,544
Kazakhstan — 1.5%
439,000	Baiterek National Investment Holding JSC, EMTN, 4.65%, 10/1/30(a)	432,425
102,500,000(h)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	207,299
175,000,000(h)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	346,586
1,225,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(a)	1,251,117
		2,237,427
Kenya — 1.0%
570,000	Republic of Kenya Government International Bond, 7.88%, 10/9/33(a)	572,919
490,000	Republic of Kenya Government International Bond, 8.80%, 10/9/38(a)	494,247
420,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(a)	444,893
		1,512,059
Lebanon — 0.8%
611,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(i)	149,663
954,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(i)	234,023
701,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(i)	171,908
2,251,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(i)	597,619
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(i)	1,320
		1,154,533
Mexico — 5.2%
1,809,000	Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30(a)	1,813,815
842,000	Mexico Government International Bond, 5.38%, 3/22/33	824,863
733,000	Mexico Government International Bond, 5.63%, 2/9/34	720,946
588,000	Mexico Government International Bond, 6.13%, 2/9/38	577,307
755,000	Mexico Government International Bond, 6.25%, 8/27/37	755,112
1,853,000	Mexico Government International Bond, 6.75%, 2/9/56	1,817,343
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,023,849
		7,533,235
Mongolia — 0.2%
270,000	Development Bank of Mongolia LLC, 6.90%, 7/2/31(b)	267,198

Montenegro — 0.4%
570,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	603,431

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value

Morocco — 1.5%
1,115,000(c)	Morocco Government International Bond, 4.75%, 4/2/35(a)	$1,295,457
705,000(c)	Morocco Government International Bond, 5.13%, 5/26/38(b)	822,935
		2,118,392
Nigeria — 2.1%
$650,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	649,158
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	402,670
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	668,956
370,000	Nigeria Government International Bond, 8.63%, 1/13/36(a)	401,107
360,000	Nigeria Government International Bond, 9.13%, 1/13/46(a)	398,430
529,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	587,488
		3,107,809
Oman — 0.9%
1,245,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,361,957

Pakistan — 0.8%
970,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	975,607
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	144,673
		1,120,280
Panama — 1.6%
1,255,000	Panama Government International Bond, 4.50%, 4/1/56	977,813
1,240,000	Panama Government International Bond, 6.85%, 3/28/54	1,333,954
		2,311,767
Paraguay — 1.1%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	792,744
235,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	243,468
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	240,790
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(a)	311,425
		1,588,427
Peru — 0.8%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	581,423
2,000,000(j)	Peruvian Government International Bond, 6.90%, 8/12/37(a)	599,158
		1,180,581
Philippines — 0.9%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	569,735
710,000	Philippine Government International Bond, 5.60%, 5/14/49	689,145
		1,258,880

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Romania — 3.2%
675,000(c)	Romanian Government International Bond, EMTN, 4.63%, 3/4/33(a)	$747,223
570,000(c)	Romanian Government International Bond, 5.38%, 6/7/33(a)	657,212
$630,000	Romanian Government International Bond, 5.75%, 7/4/36(a)	603,181
890,000(c)	Romanian Government International Bond, 6.13%, 10/7/37(a)	1,033,470
615,000(c)	Romanian Government International Bond, 6.50%, 10/7/45(a)	708,314
570,000	Romanian Government International Bond, 6.63%, 5/16/36(a)	582,036
350,000	Romanian Government International Bond, 7.50%, 2/10/37(a)	378,128
		4,709,564
Senegal — 0.2%
530,000	Senegal Government International Bond, 6.25%, 5/23/33(a)	279,839

Serbia — 1.7%
420,000(c)	Serbia International Bond, 4.25%, 5/6/31(b)	480,628
320,000(c)	Serbia International Bond, 4.88%, 5/6/38(b)	365,728
690,000	Serbia International Bond, 5.50%, 5/6/36(b)	675,674
250,000	Serbia International Bond, 6.00%, 6/12/34(a)	255,739
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	407,686
200,000	Serbia International Bond, 6.50%, 9/26/33(a)	211,180
		2,396,635
South Africa — 4.6%
18,060,000(k)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	1,097,735
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	714,680
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	847,699
1,275,000	Republic of South Africa Government International Bond, 6.13%, 12/11/37(a)	1,250,141
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,384,974
915,000	Republic of South Africa Government International Bond, 7.25%, 12/11/55(a)	912,523
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	201,955
200,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	215,630
		6,625,337
Sri Lanka — 1.4%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	268,185
630,000	Sri Lanka Government International Bond, 3.35%, 3/15/33(a)	602,186
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	290,381
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	240,519

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	$491,772
206,700	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	199,440
		2,092,483
Suriname — 0.8%
400,000	Suriname Government International Bond, 7.70%, 11/6/30(a)	416,714
675,000	Suriname Government International Bond, 8.50%, 11/6/35(a)	735,458
		1,152,172
Tunisia — 0.5%
690,000(c)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	785,766

Turkey — 5.1%
490,000	Hazine Mustesarligi Varlik Kiralama AS, 6.70%, 7/2/32(b)	489,712
480,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	514,959
619,000(c)	Turkiye Government International Bond, 5.15%, 3/10/34	705,431
990,000	Turkiye Government International Bond, 6.30%, 3/14/33	966,502
663,000	Turkiye Government International Bond, 6.38%, 5/22/31	661,390
1,450,000	Turkiye Government International Bond, 6.80%, 11/4/36	1,431,453
506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	518,409
2,040,000	Turkiye Government International Bond, 7.25%, 5/29/32	2,097,465
		7,385,321
Ukraine — 2.4%
818,121	Ukraine Government International Bond, 0.00%, 2/1/35(a)	489,615
766,879	Ukraine Government International Bond, 0.00%, 2/1/36(a)	458,210
650,000	Ukraine Government International Bond, 4.00%, 2/1/32(a)	537,382
765,000	Ukraine Government International Bond, 4.50%, 2/1/29(a)	643,644
845,396	Ukraine Government International Bond, 4.50%, 2/1/34(a)	593,052
459,604	Ukraine Government International Bond, 4.50%, 2/1/35(a)	317,989
568,000	Ukraine Government International Bond, 4.50%, 2/1/36(a)	388,755
		3,428,647
United Arab Emirates — 0.3%
599,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	391,554

Uruguay — 1.4%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,040,688
980,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,005,625
		2,046,313
Uzbekistan — 1.1%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	398,722
257,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	274,107

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
3,540,000,000(l)	Republic of Uzbekistan International Bond, 12.25%, 4/13/29(b)	$300,327
$650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	628,825
		1,601,981
Venezuela — 2.8%
921,000	Venezuela Government International Bond, 7.65%, 4/21/25(a),(i)	411,810
2,806,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(i)	1,248,670
245,000	Venezuela Government International Bond, 8.25%, 10/13/24(a),(i)	111,521
2,554,000	Venezuela Government International Bond, 9.00%, 5/7/23(a),(i)	1,216,262
1,271,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(i)	695,558
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(i)	68,112
645,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(i)	359,456
		4,111,389
Total Foreign Government Bonds		113,568,065
(Cost $106,243,801)
Corporate Bonds — 18.1%
Angola — 0.3%
475,000	Sonangol Finance Ltd., 10.00%, 1/29/31(a)	483,168

Chile — 1.1%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	198,020
800,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	822,601
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	408,475
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	203,982
		1,633,078
Colombia — 0.9%
765,000	Ecopetrol SA, 4.63%, 11/2/31	702,255
565,000	Ecopetrol SA, 8.88%, 1/13/33	618,790
		1,321,045
El Salvador — 0.1%
152,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(a)	160,555

Indonesia — 1.4%
715,000	Danantara Investment Management PT, 5.35%, 6/18/31(b)	712,787
725,000	Danantara Investment Management PT, 5.95%, 6/18/36(b)	721,912

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$324,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, EMTN, 4.75%, 2/3/31(a)	$316,185
342,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, EMTN, 5.45%, 2/3/36(a)	327,040
		2,077,924
Jamaica — 0.4%
555,000	Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(a)	545,677

Kazakhstan — 0.3%
440,000	QazaqGaz NC JSC, 5.63%, 5/8/36(b)	432,852

Malaysia — 0.5%
714,000	Petronas Capital Ltd., 5.85%, 4/3/55(a)	741,873

Mexico — 6.0%
12,580,000(m)	America Movil SAB de CV, 9.50%, 1/27/31	733,837
309,000	Comision Federal de Electricidad, 6.05%, 1/28/34(a)	302,407
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	324,499
200,000	Comision Federal de Electricidad, 6.50%, 1/28/51(a)	194,757
705,000	COX Asset Mexico SA de CV, 7.75%, 5/8/36(b)	720,862
366,488	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	372,266
990,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	843,423
1,386,000	Petroleos Mexicanos, 5.95%, 1/28/31	1,370,663
1,375,000	Petroleos Mexicanos, GMTN, 6.75%, 9/21/47	1,175,585
2,854,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,661,461
		8,699,760
Morocco — 0.2%
370,000	OCP SA, 6.74%, (b),(n),(o)	367,777

Oman — 1.2%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	530,145
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	519,048
690,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	689,593
		1,738,786
Paraguay — 0.3%
539,000	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(g)	409,795

Peru — 0.4%
500,000(j)	Credicorp Capital Sociedad Titulizadora SA, 9.70%, 3/5/45(b)	155,395
1,184,364(j)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	379,822
		535,217

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Poland — 0.3%
$440,000	ORLEN SA, 6.00%, 1/30/35(a)	$454,947

Saudi Arabia — 2.3%
585,000	Green Palm Bidco Sarl, 5.96%, 6/30/41(b)	591,721
702,000	Green Palm Bidco Sarl, 6.46%, 6/30/46(b)	711,838
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,129,318
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	454,839
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	421,646
		3,309,362
Turkey — 0.2%
250,000	Turkiye Varlik Fonu Yonetimi AS, 7.75%, 9/10/35(a)	253,772

United Arab Emirates — 1.6%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	856,253
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	824,087
870,982	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	726,364
		2,406,704
United States — 0.2%
19,100,000(f)	JPMorgan Chase Bank NA, Series EmTN, 0.00%, 10/13/26(b),(g)	364,776

Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Co., 6.70%, 10/17/28(a)	256,437

Venezuela — 0.2%
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(i)	274,169

Total Corporate Bonds		26,467,674
(Cost $25,627,268)

Shares
Commercial Paper — 0.4%
United Kingdom — 0.4%
27,150,000(f)	ICBC Standard Bank Plc(b),(p)	523,208

Total Commercial Paper		523,208
(Cost $510,827)

Contracts
Put Option Purchased — 0.00%
25	NIFTY 50 INDEX, Strike Price USD 24,000.00, Expires 07/04/26, Notional Amount $1,200,000	4,823
Total Put Option Purchased		4,823
(Cost $13,053)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Municipal Bond — 0.1%
Turkey — 0.1%
$200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	$206,982

Total Municipal Bond		206,982
(Cost $198,811)

Shares
Investment Company — 0.5%
677,260	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (q)	677,260
Total Investment Company		677,260
(Cost $677,260)
Total Investments		$141,448,012
(Cost $133,271,020) — 97.0%
Other assets in excess of liabilities — 3.0%		4,336,399
NET ASSETS — 100.0%		$145,784,411

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Euros.
(d)	Principal amount denoted in Colombian Peso.
(e)	Principal amount denoted in Dominican peso.
(f)	Principal amount denoted in Egyptian Pound.
(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(h)	Principal amount denoted in Kazakhstani tenge.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Principal amount denoted in Peruvian sol.
(k)	Principal amount denoted in South African Rand.
(l)	Principal amount denoted in Republic of Uzbekistan.
(m)	Principal amount denoted in Mexican peso.
(n)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(o)	Perpetual security with no stated maturity date.
(p)	The rate represents effective yield at the time of purchase.
(q)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Foreign currency exchange contracts as of June 30, 2026:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	1,265,647,306	USD	350,765	Citibank N.A.	7/22/26	$17,607
COP	6,280,065,196	USD	1,804,955	Citibank N.A.	7/22/26	22,886
COP	1,334,046,561	USD	369,235	Citibank N.A.	7/22/26	19,045
IDR	12,287,934,560	USD	680,000	Citibank N.A.	7/22/26	5,164
INR	43,391,919	USD	455,151	Citibank N.A.	7/22/26	2,597
INR	61,183,145	USD	635,000	Citibank N.A.	7/22/26	10,429
INR	26,200,349	USD	274,849	Citibank N.A.	7/22/26	1,542
USD	5,729,094	EUR	4,906,428	Citibank N.A.	7/22/26	117,844
USD	832,762	EUR	710,000	Citibank N.A.	7/22/26	20,769
USD	413,394	EUR	350,000	Citibank N.A.	7/22/26	13,115
USD	9,124,333	EUR	7,770,920	Citibank N.A.	7/22/26	237,099
USD	710,000	IDR	12,593,696,000	Citibank N.A.	7/22/26	7,787
USD	1,383,120	INR	131,029,631	Citibank N.A.	7/22/26	871
USD	597,737	MXN	10,401,578	Citibank N.A.	7/22/26	4,045
USD	815,122	PEN	2,755,266	Citibank N.A.	7/22/26	9,644
USD	70,479	PEN	238,940	Citibank N.A.	7/22/26	627
USD	287,132	PEN	971,796	Citibank N.A.	7/22/26	3,035
						$494,106

BRL	3,534,948	USD	692,787	Citibank N.A.	8/4/26	$(13,756)
CLP	676,760,762	USD	740,000	Citibank N.A.	7/22/26	(5,681)
CLP	656,021,800	USD	730,000	Citibank N.A.	7/22/26	(18,184)
EUR	2,550,000	USD	2,942,451	Citibank N.A.	7/22/26	(26,136)
EUR	730,624	USD	837,709	Citibank N.A.	7/22/26	(2,129)
USD	1,335,749	COP	4,901,476,797	Citibank N.A.	7/22/26	(90,847)
USD	1,835,995	COP	6,774,818,099	Citibank N.A.	7/22/26	(135,846)
USD	360,461	COP	1,333,776,275	Citibank N.A.	7/22/26	(27,741)
USD	2,537,579	COP	9,700,963,200	Citibank N.A.	7/22/26	(285,928)
USD	368,072	COP	1,376,955,930	Citibank N.A.	7/22/26	(32,697)
USD	277,623	KZT	136,396,256	Citibank N.A.	7/22/26	(5,569)
USD	278,061	KZT	137,006,216	Citibank N.A.	7/22/26	(6,397)
USD	1,400,000	ZAR	23,052,231	Citibank N.A.	7/22/26	(4,703)
USD	484,044	ZAR	8,065,869	Citibank N.A.	7/22/26	(7,455)
USD	479,124	ZAR	7,970,383	Citibank N.A.	7/22/26	(6,557)
USD	674,715	BRL	3,534,948	Citibank N.A.	8/4/26	(4,316)
ZAR	8,674,766	USD	531,689	Citibank N.A.	7/22/26	(3,086)
ZAR	8,692,418	USD	531,689	Citibank N.A.	7/22/26	(2,011)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
ZAR	1,483,971	USD	90,919	Citibank N.A.	7/22/26	$(492)
ZAR	1,561,674	USD	95,704	Citibank N.A.	7/22/26	(542)
						$(680,073)

Total						$(185,967)
Financial futures contracts as of June 30, 2026:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	27	September 2026	$(11,226)	USD	$5,565,586	Morgan Stanley & Co. LLC
Total			$(11,226)
Credit default swaps buy protection as of June 30, 2026:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	1,073	$44,303	$(25,619)	$18,684
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	2,098	95,846	(59,314)	36,532
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	2,216	97,069	(58,482)	38,587
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	1,275	51,022	(28,821)	22,201
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	320	12,260	(6,687)	5,573
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	3,557	130,301	(68,364)	61,937
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	7,940	(120,886)	(55,411)	(176,297)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2026 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,047	$(33,676)	$(19,364)	$(53,040)
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,246	(37,431)	(20,766)	(58,197)
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,247	(37,147)	(21,076)	(58,223)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/31	USD	9,860	(44,931)	(134,969)	(179,900)
Total							$156,730	$(498,873)	$(342,143)

Abbreviations used are defined below:
BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
FOR - Foreign Ownership Receipt
GMTN - Global Medium Term Note
IDR - Indonesian Rupiah
INR - Indian Rupee
KZT - Kazakhstani Tenge
MTN - Medium Term Note
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
USD - United States Dollar
ZAR - South African Rand